Restricted Stock and Restricted Stock Units ("RSUs") - Allocation of Recognized Period Costs (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	$ 1,780,667	$ 4,292,209	$ 4,415,799
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	390,000	1,845,942	663,262
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	1,055,550	2,111,150	$ 3,752,537
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	$ 335,117	$ 335,117